Total revenues and other income (Tables)	12 Months Ended
Dec. 31, 2020
Total revenues and other income
Summary of Revenues
	Year ended December 31,
	2020	2019	2018
	(Euro, in thousands)
Recognition of non-refundable upfront payments and license fees	€411,417	€812,058	€196,486
Milestone payments	46,261	2,878	73,394
Reimbursement income	4,073	19,900	8,722
Other revenues	70	66	63
Commercial revenues	16,232	—	—
Total revenues	€478,053	€834,901	€278,666

Revenue by collaboration and by category of revenue
	Over time	Point in time	2020	2019
			(Euro, in	(Euro, in
			thousands)	thousands)
Recognition of non-refundable upfront payments and license fees			€411,417	€812,058
Gilead collaboration agreement for ziritaxestat			-	666,968
Gilead collaboration agreement for filgotinib(1)			181,816	62,602
Gilead collaboration agreement for drug discovery platform			229,601	80,918
AbbVie collaboration agreement for CF			-	1,569

Milestone payments			46,261	2,878
Gilead collaboration agreement for filgotinib (1)			46,261	(21,187)
AbbVie collaboration agreement for CF			-	24,065

Reimbursement income			4,073	19,900
Novartis collaboration agreement for MOR106			4,125	19,177
AbbVie collaboration agreement for CF			(52)	723

Other revenues			70	66
Other revenues			70	66

Commercial revenues			16,232	-
Sale of goods			2
Royalties			16,227
Other commercial revenues			2

Total revenues			€478,053	€834,901

(1) Following the contract amendment with Gilead in 2019, the revenue recognized for filgotinib for the year ended December 31, 2019, included a negative catch-up effect at closing date of €245.9 million, resulting from the decrease in the percentage of completion applied to previously received upfront and milestones for that program.

Summary of allocation of transaction price
				(Euro, in thousands)
Allocation of transaction price	Filgotinib agreement 2015	Milestones achieved during 2015-2019	Option, License and Collaboration agreement (July 14, 2019)	December 31, 2019	Other movements in 2020	Filgotinib amendment (December 15, 2020)	December 31, 2020
Upfront consideration	€275,558		€3,569,815	€3,845,373		€160,000	€4,005,373
Milestones achieved		€104,171		104,171	€90,192		194,363
Royalties				—	16,227		16,227
Impact initial valuation of share subscription	39,003		85,601	124,604			124,604
	314,561	104,171	3,655,416	4,074,148	106,419	160,000	4,340,567
Less :
Warrants issuance liabilities
Warrant A				(43,311)			(43,311)
Initial warrant B				(2,545)			(2,545)
Subsequent warrant B				(16,184)	8,325		(7,859)
	314,561	104,171	3,655,416	4,012,108	114,744	160,000	4,286,852
Allocation to performance obligations
Ziritaxestat			666,967	666,967			666,967
Filgotinib (1)	€314,561	€104,171	641,663	1,060,395	106,419	160,000	1,326,814
Drug discovery platform (10 years)			€2,284,747	€2,284,747	8,325		2,293,072

Schedule of the revenue recognition of upfront payments, license fees and milestone payments and the impact of the adoption of IFRS 15
	Over time	Point in time	2019	2018
			(Euro, in	(Euro, in
			thousands)	thousands)
Recognition of non-refundable upfront payments and license fees			€812,058	€196,486
Gilead collaboration agreement for ziritaxestat			666,968	-
Gilead collaboration agreement for filgotinib(1)			62,602	96,809
Gilead collaboration agreement for drug discovery platform			80,918	-
AbbVie collaboration agreement for CF			1,569	52,176
Novartis collaboration agreement for MOR106			-	47,500

Milestone payments			2,878	73,394
Gilead collaboration agreement for filgotinib(1)			(21,187)	27,623
AbbVie collaboration agreement for CF			24,065	36,771
Servier collaboration agreement for osteoarthritis			-	9,000

Reimbursement income			19,900	8,722
Novartis collaboration agreement for MOR106			19,177	7,718
AbbVie collaboration agreement for CF			723	989
Other reimbursement income			-	16

Other revenues			66	63
Other revenues			66	63
Total revenues			€834,901	€278,666

(1) Following the contract amendment, the revenue recognized for filgotinib for the year ended December 31, 2019 included a negative catch-up effect on closing date of €245.9 million resulting from the decrease in the percentage of completion applied to previously received upfront and milestones for that program.

Schedule of other income
	Year ended December 31,
	2020	2019	2018
	(Euro, in thousands)
Grant income	€5,452	€6,549	€1,609
R&D incentives	45,951	43,923	26,912
Other income	804	425	479
Total other income	€52,207	€50,896	€29,000